Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Type	Other
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Entity Registrant Name	Chanticleer Holdings, Inc.
Entity Central Index Key	0001106838
Entity Filer Category	Smaller Reporting Company